Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares issued	8,328,629
Common stock shares, authorized	90,000,000
Common stock shares, par value	$ 0.0001
Common stock shares, outstanding	8,328,629
Series 1 Preferred Units
Common stock shares, outstanding		6,906,244	6,906,244
Preferred stock shares, issued		6,906,244	6,906,244
Preferred stock shares, authorized		6,906,244	6,906,244
Series 1a Preferred Units
Common stock shares, outstanding		5,018,750	5,000,000
Preferred stock shares, issued		5,018,750	5,000,000
Preferred stock shares, authorized		5,018,750	5,000,000
Series 1a Preferred Warrant Units
Common stock shares, outstanding		1,419,228	1,437,978
Preferred stock shares, issued		1,419,228	1,437,978
Series 1b Preferred Units
Common stock shares, outstanding		6,500,000	6,500,000
Preferred stock shares, issued		6,500,000	6,500,000
Preferred stock shares, authorized		6,500,000	6,500,000
Series 1c Preferred Units
Common stock shares, outstanding		46,553,188	44,767,474
Preferred stock shares, issued		46,553,188	44,767,474
Preferred stock shares, authorized		46,553,188	44,767,474
Class A Common Units
Common stock, shares issued		508,777	508,777
Common stock shares, authorized		508,777	508,777
Common stock shares, outstanding		508,777	508,777
Class B Common Units
Common stock, shares issued		1,767,477	1,761,908
Common stock shares, authorized		1,761,908	1,761,908
Common stock shares, outstanding		1,767,477	1,761,908